Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Trade receivables	$ 4,260,324	$ 4,796,638
Provision for expected credit loss	(648,653)	(648,653)
Exchange rate difference	15,548	29,693
Accounts receivable	$ 3,627,219	$ 4,177,678